S000006731 [Member] Investment Objectives and Goals - High Yield Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: HIGH YIELD BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the High Yield Bond Fund (the “Fund”) is to seek to realize high current income.